Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total		Share Capital [member]	Share Premium [member]	Treasury shares [member]	Foreign Currency Translation Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2021	€ 883,635		€ 7,646	€ 2,107,739	€ (21)	€ 3,779	€ (1,235,508)
Net profit/(loss) for the year	(583,194)						(583,194)
Other comprehensive income/(loss), net of tax	(327)					(327)
Total comprehensive income/(loss)	(583,521)				0	(327)	(583,194)
Share-based payment (Note 7)	64,180						64,180
Transfer under stock incentive programs					6		(6)
Capital increase	10,285		74	10,211	0		0
Equity at Dec. 31, 2022	263,348		7,675	2,112,863	(149)	3,452	(1,860,493)
Net profit/(loss) for the year	(481,447)						(481,447)
Other comprehensive income/(loss), net of tax	(2,731)					(2,731)
Total comprehensive income/(loss)	(484,178)				0	(2,731)	(481,447)
Share-based payment (Note 7)	66,660						66,660
Acquisition of treasury shares	(106,099)				(134)		(105,965)
Transfer under stock incentive programs					3		(3)
Net settlement under stock incentive programs	(1,812)						(1,812)
Capital increase	5,153		29	5,124
Equity at Dec. 31, 2023	(145,697)	[1]	7,749	2,123,074	(146)	721	(2,277,095)
Net profit/(loss) for the year	(378,084)						(378,084)
Other comprehensive income/(loss), net of tax	1,062					1,062
Total comprehensive income/(loss)	(377,022)				0	1,062	(378,084)
Share-based payment (Note 7)	95,512						95,512
Transfer under stock incentive programs					33		(33)
Capital increase	340,792		400	340,392
Cost of capital increase	(19,291)			(19,291)
Equity at Dec. 31, 2024	€ (105,706)		€ 8,149	€ 2,444,175	€ (113)	€ 1,783	€ (2,559,700)

[1]	Restatement relates to adoption of amendments to IAS 1, “Presentation of Financial Statements.” Refer to Note 2 for further details.